Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 23. Subsequent events

The Group evaluated subsequent events and transactions that occurred after the balance sheet date up to September 30, 2025, the date the financial statements were available to be issued.

On July 29, 2025 Nvni Group Limited, a Cayman Islands exempted company (the “Company”), entered into a Settlement Agreement and Release (“Ryan Settlement Agreement”) and an Amendment to a Subscription Agreement (the “Ryan Subscription Agreement Amendment”) with Ryan Davis (“Ryan”) pursuant to which the Company and Ryan agreed to terms of a settlement structure and amended a certain Subscription Agreement dated as of December 20, 2023 (the “Ryan Original Agreement”). The Ryan Original Agreement provided Ryan the right to require the Company to purchase all or any portion of the ordinary shares, par value US$0.00001 per ordinary share, of the Company purchased pursuant to the Ryan Original Agreement, or 100,000 ordinary shares, at a purchase price per ordinary share equal to US$2.04. The Ryan Subscription Agreement Amendment provides the option to the Company to issue ordinary shares in lieu of making a cash payment to Ryan, at a price of US$0.30 per ordinary share, resulting in a total issuance by the Company of up to 680,000 ordinary shares in case Ryan exercises his put option in full.

On July 29, 2025 the Company entered into a Settlement Agreement and Release (“Sean Settlement Agreement”) and an Amendment to a Subscription Agreement (the “Sean Subscription Agreement Amendment”) with Sean Davis (“Sean”) pursuant to which the Company and Sean agreed to terms of a settlement structure and amended a certain Subscription Agreement dated as of December 20, 2023 (the “Ryan Original Agreement”). The Sean Original Agreement provided Sean the right to require the Company to purchase all or any portion of the ordinary shares, par value US$0.00001 per ordinary share, of the Company purchased pursuant to the Sean Original Agreement, or 170,000 ordinary shares, at a purchase price per ordinary share equal to US$2.04. The Sean Subscription Agreement Amendment provides the option to the Company to issue ordinary shares in lieu of making a cash payment to Ryan, at a price of US$0.30 per ordinary share, resulting in a total issuance by the Company of up to 1,156,000 ordinary shares in case Sean exercises his put option in full.

The Company issued a press release announcing the next phase of its strategic AI initiative with the launch of the NuviniAI Prize, a national competition designed to accelerate artificial intelligence (“AI”) innovation across Brazil’s B2B software ecosystem.

On August 18, 2025, the “Company issued a press release announcing the implementation of a new executive compensation program designed to align leadership performance with long-term growth objectives (the “Program”). The Program links executive rewards to key performance metrics including Return on Invested Capital (ROIC) and Net Revenue Organic Growth (NROG).

On August 28, 2025, the “Company received a notice (the “Compliance Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company has regained compliance with the requirement to maintain a minimum Market Value of Listed Securities (“MVLS”) of US$35 million as set forth under Nasdaq Listing Rule 5550(b)(2) for continued listing on The Nasdaq Capital Market. The staff at Nasdaq determined that for the last ten consecutive business days, from August 14 through August 27, 2025, the Company’s MVLS has been US$35 million or greater. As previously announced by the Company, on April 14, 2025, the Company had received a letter from Nasdaq indicating that, based upon the Company’s MVLS for the 30 consecutive business day period from February 28, 2025 through April 11, 2025, the Company did not maintain the minimum MVLS required and that the Company was afforded a period of 180 calendar days, or until October 13, 2025, in which to regain compliance pursuant to Nasdaq Listing Rule 5810(c)(3)(C).

On September 30, 2025, the Company issued a press release announcing it signed a binding term sheet to acquire MK Solutions, the leading ERP for internet providers in Brazil. The acquisition is expected to bring an additional R$40 million in pro-forma revenue and R$20 million in pro-forma EBITDA to Nuvini. The acquisition is expected to close within 60 days. The closing of the acquisition is subject to certain customary conditions and completion of legal and accounting due diligence.